DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Liabilities Tables
Non-Convertible Debenture Assumptions
September 30, 2016
Expected life (in years)	3.31 – 3.95
Expected volatility	206% - 230%
Average risk-free interest rate	0.86% - 1.07%
Dividend yield	0%

December 31, 2015
Expected life (in years)	4.06 – 5.00
Expected volatility	226%
Average risk free interest rate	1.15% - 1.54%
Dividend yield	0%

Summary of quantitative information with respect to valuation methodology
September 30, 2016
Stock price	$0.05 – $0.50
Strike price	$0.15 – $0.25
Expected life (in years)	0.26 – 1.08
Expected volatility	121% – 274%
Average risk-free interest rate	0.28% – 0.62%
Dividend yield	–

December 31, 2015
Stock price	$0.07 – $0.16
Strike price	$0.15
Expected life (in years)	0.74 – 1.08
Expected volatility	101% – 119%
Average risk free interest rate	0.28% – 0.60%

Fair value warrant derivative liabilities measured on a recurring basis
	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$1,091,544	$-	$-	$1,091,544	$1,091,544
Warrant derivative liabilities	239,049	-	-	239,049	239,049
Total	$1,330,593	$-	$-	$1,330,593	$1,330,593

	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$301,779	$-	$-	$301,779	$301,779
Warrant derivative liabilities	432,793	-	-	432,793	432,793
Total	$734,572	$-	$-	$734,572	$734,572

Level 3 Warrant derivative liabilities measured at fair value
Warrant derivative liabilities:
Beginning balance December 31, 2015	$432,793
Reclassification of fair value of warrant derivative liability to additional paid-in capital upon cashless exercise of warrants	(518,224)
Change in fair value	324,480
Ending balance September 30, 2016	$239,049

Embedded conversion feature derivative liabilities:
Beginning balance December 31, 2015	$301,779
Fair value of 2016 Notes embedded conversion feature derivative liability	3,444,284
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of Q3 2015 Notes	(2,018,565)
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of 2016 Notes	(944,101)
Change in fair value	308,147
Ending balance September 30, 2016	$1,091,544

December 31, 2015
Warrant derivative liabilities
Beginning balance December 31, 2014	$-
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture	99,999
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture to Former CFO	49,999
Initial fair value of warrant derivative liability with the February 2014 Convertible Debentures	76,299
Change in Fair Value	206,496
Ending Balance December 31, 2015	$432,793

Embedded conversion feature derivative liabilities
Beginning Balance December 31, 2014	$-
Initial fair value of embedded conversion feature derivative liabilities with the Q3 2015 Notes	901,784
Change in Fair Value	(600,005)
Ending Balance December 31, 2015	$301,779